Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of profit or loss [Abstract]
Revenue from transportation (Note 18)	$ 1,475,683	$ 1,523,066	$ 2,464,939
Costs and expenses:
Salaries, wages and employee benefits (Note 23)	343,700	368,614	571,775
Leases (Note 10)	300,466	436,469	622,908
Contracted services	448,217	413,060	545,541
Fuel, materials and supplies	206,820	211,793	317,525
Depreciation, amortization and loss from revaluation	182,880	80,277	562,915
Other costs and expenses	14,740	17,221	22,231
Total costs and expenses	1,496,823	1,527,434	2,642,895
Transportation profit (loss)	(21,140)	(4,368)	(177,956)
Other income, net (Note 19)	233,907	102,625	3,217,746
Operating income	212,767	98,257	3,039,790
Comprehensive financing cost:
Interest income	5,100	9,137	24,829
Interest expense and other financial costs (Note 20)	(146,875)	(84,890)	(1,210,486)
Exchange gain (loss), net	24,875	5,844	(7,822)
Total comprehensive financing cost	(116,900)	(69,909)	(1,193,479)
Profit before taxes	95,867	28,348	1,846,311
Income tax expense (Note 21)	(64,575)	(4,799)	(516,732)
Net profit for the year	31,292	23,549	1,329,579
Attributable to:
Non-controlling interest	(772)	4,543	1,989
Controlling interest	$ 32,064	$ 19,006	$ 1,327,590
Profit per share for the year (Note 24)
Profit per share for the year (in dollars per share)	$ 0.314	$ 0.186	$ 12.992
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841